CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Revenues:
Car rental	$ 2,329,500			$ 1,889,600						$ 4,414,300	$ 3,547,900	$ 7,456,111	$ 6,929,584		$ 6,355,205
Equipment rental	384,300			335,000						735,400	637,100	1,383,196	1,208,811		1,069,820
Other	800			500						1,500	1,100	181,500	159,985		137,509
Total revenues	2,714,600	2,318,600	2,516,200	2,225,100	1,960,900	2,013,800	2,432,300	2,072,300	1,780,000	5,151,200	4,186,100	9,020,807	8,298,380		7,562,534
Expenses:
Direct operating	1,405,900			1,188,900						2,757,100	2,303,100	4,795,788	4,566,378		4,283,394
Depreciation of revenue earning equipment and lease charges	641,100			519,800						1,228,100	1,034,900	2,148,158	1,905,739		1,868,147
Selling, general and administrative	274,800			206,600						526,300	414,300	945,581	745,117		664,442
Interest expense	170,200			139,300						333,500	288,800	597,788	650,254		726,539
Interest income	(2,000)			(500)						(3,800)	(1,600)	(4,902)	(5,551)		(12,315)
Other (income) expense, net	(1,100)			(600)						(1,700)	(1,000)	35,542	62,548		5
Total expenses	2,488,900			2,053,500						4,839,500	4,038,500	8,517,955	7,924,485		7,530,212
Income before income taxes	225,700	(26,900)	382,100	171,700	(24,000)	105,400	308,200	107,000	(146,700)	311,700	147,600	502,852	373,895		32,322
Provision for taxes on income	(95,800)			(70,700)						(155,300)	(94,900)	(227,073)	(143,846)		(33,322)
Net income attributable to The Hertz Corporation and Subsidiaries' common stockholder	129,900	(28,300)	251,300	101,000	(48,200)	58,800	212,600	62,100	(123,000)	156,400	52,700	275,779	210,489		(18,383)
Net income (loss)	129,900			100,900	52,700					156,400		275,779	230,049		(1,000)
Car Rental
Revenues:
Total revenues	2,329,500			1,889,600						4,414,300	3,547,900	7,633,000	7,083,500		6,486,200
Expenses:
Depreciation of revenue earning equipment and lease charges												1,876,100	1,651,400		1,594,600
Interest expense												316,300	333,100		401,300
Income before income taxes	363,000			277,400						571,400	369,000	1,020,100	850,200	[1]	641,900	[1]
Equipment Rental
Revenues:
Total revenues	384,300			335,000						735,400	637,100	1,385,400	1,209,500		1,070,100
Expenses:
Depreciation of revenue earning equipment and lease charges												272,100	254,300		273,500
Interest expense												52,000	45,300		39,400
Income before income taxes	74,100			42,500						119,900	68,400	227,000	161,600	[1]	78,000	[1]
Other
Revenues:
Total revenues	$ 800			$ 500						$ 1,500	$ 1,100

[1]	The following table reconciles adjusted pre-tax income to income (loss) before income taxes for the years ended December 31, 2012, 2011 and 2010 (in millions of dollars):